PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Current And Non-current Prepayments
SUMMARY OF CURRENT AND NON-CURRENT PREPAYMENTS

	2025	2024
	USD	USD
Advance payments made for:
Purchase of flooring and decking products (Note 1)	4,809,834	3,529,149
Purchase of logs (Note 2)	147,536	257,458
Harvesting work in concessions and wood processing services (Note 3)	-	1,704,695
Harvesting cost (Note 4)	-	400,860
Others (Note 5)	210,992	400,327
	5,168,362	6,292,489
Less: Amounts to be utilized within 12 months shown under current assets	(5,168,362)	(6,292,489)
Amounts to be utilized after 12 months shown under non-current assets	-	-

Notes:

1.	Included in the prepayments, USD4.8 million (2024: USD3.5 million) was advanced for the purchase of flooring and decking products in order to secure our supply chain of wood products to our customers.

2.	Included in the prepayments, USD0.1 million (2024: USD0.3 million) was advanced for the purchase of logs in Peru to secure the raw materials supply for our wood processing for production. Provision for impairment of prepayments amounted to USD17,794 for the year ended December 31, 2025.

3.	Included in the prepayments, nil (2024: USD1.7 million) was advanced for harvesting work in our timber concessions and wood processing services. Provision for impairment of prepayments amounted to USD1.8 million for the year ended December 31, 2025 (2024: USD35,465).

4.	Included in the prepayments, nil (2024: USD0.4 million) was the harvesting cost to be transferred to inventories upon the receipt of logs. Provision for impairment of prepayments amounted to nil as at December 31, 2025 (2024: USD624,423)

5.	Remaining amounts of the prepayments were advance payments made to Group’s operating expenses. Provision for impairment of prepayments amounted to USD230,485 for the year ended December 31, 2025.